NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2022 and 2021:

	For the year ended December 31,,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(90,238)	$(38,905)
Denominator:
Weighted average shares outstanding, basic and diluted	67,368,620	60,800,000
Basic and diluted net loss per share	$(1.34)	$(0.64)

Schedule of potential common shares outstanding that were excluded from computation of diluted net loss per share

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common shares as of the periods presented because including them would be anti-dilutive:

	For the year ended December 31,
	2022	2021
Warrants (Private Warrants and Preferred Financing Warrants)	1,507,500	—
Outstanding earn-out shares	7,600,000	—
Restricted stock units*	105,000	—
Potential common share excluded from diluted net loss per share	9,212,500	—

*Includes 35,000 RSUs issued that vest on occurrence of market conditions and 70,000 RSUs issued that vest over service period